Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Detail) (JPY ¥)	Sep. 30, 2013		Mar. 31, 2013
Assets [Abstract]
Securities borrowing transactions	¥ 6,376,335,000,000		¥ 5,819,885,000,000
Amounts included in the condensed consolidated balance sheets [Domain] | Financial instruments and non-cash collateral [Member]
Assets [Abstract]
Reverse repurchase agreements	(8,065,000,000,000)	[1]	(6,588,000,000,000)	[1]
Securities borrowing transactions	(4,717,000,000,000)	[1]	(3,889,000,000,000)	[1]
Liabilities [Abstract]
Repurchase agreements	(11,217,000,000,000)	[1]	(10,201,000,000,000)	[1]
Securities lending transactions	(2,148,000,000,000)	[1]	(1,935,000,000,000)	[1]
Amounts included in the condensed consolidated balance sheets [Domain] | Cash collateral [Member]
Assets [Abstract]
Reverse repurchase agreements		[1]	(1,000,000,000)	[1]
Securities borrowing transactions		[1]		[1]
Liabilities [Abstract]
Repurchase agreements	0	[1]	0	[1]
Securities lending transactions		[1]		[1]
Amounts included in the condensed consolidated balance sheets [Domain] | Net amount [Member]
Assets [Abstract]
Reverse repurchase agreements	1,488,000,000,000		1,706,000,000,000
Securities borrowing transactions	1,649,000,000,000		1,919,000,000,000
Liabilities [Abstract]
Repurchase agreements	2,858,000,000,000		2,243,000,000,000
Securities lending transactions	377,000,000,000		271,000,000,000
Total gross balance [Member]
Assets [Abstract]
Reverse repurchase agreements	23,803,000,000,000	[2]	22,183,000,000,000	[2]
Securities borrowing transactions	6,399,000,000,000	[2]	6,064,000,000,000	[2]
Liabilities [Abstract]
Repurchase agreements	28,325,000,000,000	[2]	26,332,000,000,000	[2]
Securities lending transactions	2,558,000,000,000	[2]	2,462,000,000,000	[2]
Less: Amounts offset in the consolidated balance sheets [Member]
Assets [Abstract]
Reverse repurchase agreements	(14,250,000,000,000)	[3]	(13,888,000,000,000)	[3]
Securities borrowing transactions	(33,000,000,000)	[3]	(256,000,000,000)	[3]
Liabilities [Abstract]
Repurchase agreements	(14,250,000,000,000)	[3]	(13,888,000,000,000)	[3]
Securities lending transactions	(33,000,000,000)	[3]	(256,000,000,000)	[3]
Total net amounts reported on the face of the consolidated balance sheets
Assets [Abstract]
Reverse repurchase agreements	9,553,000,000,000	[4]	8,295,000,000,000	[4]
Securities borrowing transactions	6,366,000,000,000	[4]	5,808,000,000,000	[4]
Liabilities [Abstract]
Repurchase agreements	14,075,000,000,000	[4]	12,444,000,000,000	[4]
Securities lending transactions	¥ 2,525,000,000,000	[4]	¥ 2,206,000,000,000	[4]

[1]	Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura does not have a legal right of offset or has not yet determined with sufficient certainty whether the right of offset is legally enforceable are excluded.
[2]	Includes all recognized balances irrespective of whether they are transacted under legally enforceable master netting agreements. Amounts include transactions carried at fair value through election of the fair value option and amounts carried at amortized cost.
[3]	Represents amounts offset through counterparty netting of repurchase agreements and reverse repurchase agreements under legally enforceable master netting and similar agreements in accordance with ASC 210-20. Amount offset include transactions carried at fair value through election of the fair value option and amounts carried at amortized cost.
[4]	Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements-Securities purchased under agreements to resell and Collateralized agreements-Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.